Fair Value Measurements and Valuation Processes (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

Level 2 assets and liabilities are shown below.

	At 30 June		At 31 December
	2022	2021	2021
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	12	50	33
– cross-currency swaps	227	326	221
– forward foreign currency contracts	267	338	171
Assets at fair value	506	714	425
Liabilities at fair value
Derivatives relating to
– interest rate swaps	303	34	36
– cross-currency swaps	114	9	35
– forward foreign currency contracts	512	103	243
Liabilities at fair value	929	146	314